UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA PRECIOUS METALS AND MINERALS FUND - MAY 31, 2003


[LOGO OF USAA]
   USAA(R)

                 USAA PRECIOUS METALS
                        and MINERALS Fund

                            [GRAPHIC OF USAA PRECIOUS METALS AND MINERALS FUND]

        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
        MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Independent Auditors' Report                                            12

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       15

    Financial Statements                                                    16

    Notes to Financial Statements                                           19

DIRECTORS' INFORMATION                                                      30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       ... ADHERE TO YOUR ASSET ALLOCATION
[PHOTO OF CHRISTOPHER W. CLAUS]         AND DIVERSIFICATION STRATEGY - AND
                                          WORK WITH SKILLED PROFESSIONALS
                                                  WHO CAN HELP ....

                                                        "
--------------------------------------------------------------------------------

                 Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                 Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                 That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                 Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                 While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                 A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                 At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA PRECIOUS METALS AND MINERALS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation; secondary objective of current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in equity securities of domestic and foreign companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals.

--------------------------------------------------------------------------------
                                           5/31/03                   5/31/02
--------------------------------------------------------------------------------
Net Assets                             $156.2 Million            $149.7 Million
Net Asset Value Per Share                  $10.70                    $11.71

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03
--------------------------------------------------------------------------------
1 YEAR                             5 YEARS                   10 YEARS
-5.11%                              13.88%                     2.17%


                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA            LIPPER GOLD                                        PHILADELPHIA
                                      PRECIOUS METALS     ORIENTED FUNDS                     LIPPER GOLD     GOLD & SILVER
                   S&P 500 INDEX     AND MINERALS FUND      AVERAGE          LONDON GOLD     FUNDS INDEX      INDEX (XAU)
                   -------------     -----------------    --------------     -----------     -----------     -------------
 5/31/1993          $10000.00           $10000.00         $10000.00         $10000.00       $10000.00         $10000.00
 6/30/1993           10029.19            10120.88          10256.63          10098.73        10212.89          10479.70
 7/31/1993            9988.80            11109.89          11325.34          10720.48        11297.83          11601.12
 8/31/1993           10366.98             9791.21          10237.02           9914.61        10125.01          10608.41
 9/30/1993           10287.47             8736.26           9206.44           9486.32         9168.88           9369.99
10/31/1993           10500.14             9813.19          10494.33           9862.58        10397.00          11110.61
11/30/1993           10400.06             9582.42          10439.78           9897.26        10291.69          10684.01
12/31/1993           10525.79            10439.58          11626.28          10453.64        11634.21          11872.02
 1/31/1994           10883.30            10483.59          11650.08          10084.06        11262.22          11865.72
 2/28/1994           10588.06             9955.56          11070.42          10181.45        10658.38          11555.22
 3/31/1994           10127.34            10109.57          11079.97          10385.59        10659.14          12033.12
 4/30/1994           10257.08             9284.52          10423.11          10045.36        10386.39          10298.80
 5/31/1994           10424.75             9713.54          10644.16          10342.90        10518.22          10828.91
 6/30/1994           10169.65             9284.52          10253.87          10360.24        10424.27          10372.60
 7/31/1994           10503.35             9416.89          10295.26          10246.83        10805.36          10057.60
 8/31/1994           10932.99             9945.55          10880.73          10293.53        11559.97          10666.91
 9/30/1994           10665.85            11002.89          11834.65          10536.36        12606.26          11900.82
10/31/1994           10905.13            10231.91          11133.74          10242.83        12013.79          10567.01
11/30/1994           10508.48             9042.41           9796.29          10222.82        10574.29           9243.09
12/31/1994           10664.06             9460.94          10146.75          10226.82        10940.22           9839.80
 1/31/1995           10940.42             8238.40           8698.14          10004.00         9070.38           8764.29
 2/28/1995           11366.36             8656.93           9006.37          10044.03         9444.65           9344.79
 3/31/1995           11701.23             9681.22           9914.53          10460.31        10313.66          10977.41
 4/30/1995           12045.53             9824.40          10140.45          10400.27        10369.72          10523.81
 5/31/1995           12526.24             9912.51          10240.15          10254.84        10303.05          10800.11
 6/30/1995           12816.68             9923.52          10448.03          10328.22        10422.00          10817.21
 7/31/1995           13241.52            10066.71          10818.46          10229.49        10901.58          10683.11
 8/31/1995           13274.57            10011.64          10887.59          10202.80        10981.89          11039.51
 9/30/1995           13834.47             9989.61          10966.17          10246.83        11038.71          11178.11
10/31/1995           13785.04             8789.09           9811.48          10210.81         9771.95           9646.30
11/30/1995           14389.49             9626.15          10433.93          10348.23        10320.48          10900.01
12/31/1995           14666.67             9843.50          10622.30          10326.88        10512.92          10837.91
 1/31/1996           15165.28            11805.58          12555.10          10821.88        12519.89          12694.63
 2/29/1996           15306.36            11959.91          13153.81          10691.13        12793.39          12965.53
 3/31/1996           15453.73            11882.75          13345.44          10576.38        12834.93          12944.83
 4/30/1996           15681.36            11827.63          13751.43          10441.63        13104.99          12907.93
 5/31/1996           16085.09            12257.53          14662.00          10421.61        13934.82          13400.23
 6/30/1996           16146.41            10648.17          12604.73          10193.46        11959.09          11138.51
 7/31/1996           15433.46            10383.62          12284.82          10281.52        11711.50          11191.61
 8/31/1996           15759.49            10802.50          13136.08          10312.21        12363.09          11209.61
 9/30/1996           16645.68            10108.05          12572.13          10113.41        11721.32          10366.30
10/31/1996           17104.60            10030.89          12370.31          10126.75        11603.28          10404.10
11/30/1996           18396.37             9887.59          12026.56           9907.94        11220.98          10817.21
12/31/1996           18031.95             9843.50          11885.09           9853.24        11008.79          10507.61
 1/31/1997           19157.89             9314.40          11214.35           9219.48        10382.20           9918.10
 2/28/1997           19308.29            10460.78          12594.60           9569.05        11702.65          11021.51
 3/31/1997           18516.43             8994.73          10818.69           9290.19        10063.28           9370.89
 4/30/1997           19620.85             8443.58          10077.31           9076.72         9373.71           8447.48
 5/31/1997           20820.42             8917.57          10489.91           9222.15         9732.01           9387.99
 6/30/1997           21746.02             8278.24           9583.10           8927.28         8867.09           8604.09
 7/31/1997           23475.88             7925.50           9210.37           8708.47         8518.45           8812.89
 8/31/1997           22161.71             8090.85           9275.93           8681.79         8555.50           8898.39
 9/30/1997           23374.74             8575.86           9711.59           8861.91         8962.74           9855.10
10/31/1997           22594.97             7286.17           8142.88           8309.54         7491.65           7911.98
11/30/1997           23640.08             5787.05           6466.65           7919.95         5905.19           6373.86
12/31/1997           24045.78             6084.67           6721.14           7743.83         6171.45           6677.17
 1/31/1998           24311.48             6470.47           7094.20           8134.76         6529.13           6747.37
 2/28/1998           26063.91             6349.22           6916.19           7935.96         6330.40           6790.57
 3/31/1998           27397.53             6845.26           7307.79           8032.02         6697.29           7350.37
 4/30/1998           27678.08             7484.59           7820.93           8290.86         7164.47           7913.78
 5/31/1998           27202.99             6470.47           6688.60           7834.56         6105.44           6723.97
 6/30/1998           28307.15             5886.26           6037.63           7906.60         5461.97           6454.86
 7/31/1998           28007.99             5434.32           5669.04           7707.81         5131.72           5662.86
 8/31/1998           23961.50             4067.47           4364.85           7295.53         3943.00           4400.14
 9/30/1998           25497.81             6183.88           6267.24           7841.23         5680.90           6749.17
10/31/1998           27568.63             6250.02           6203.41           7799.87         5596.77           6785.17
11/30/1998           29238.83             6117.74           6026.15           7863.91         5409.55           6386.46
12/31/1998           30922.61             6150.81           5953.83           7679.79         5381.23           5847.36
 1/31/1999           32215.20             6051.60           5836.24           7615.74         5256.72           5693.46
 2/28/1999           31214.13             5864.21           5674.21           7659.77         5126.10           5450.45
 3/31/1999           32462.64             5897.28           5716.92           7456.97         5151.34           5378.45
 4/30/1999           33719.74             6779.12           6508.08           7647.77         5892.46           6607.87
 5/31/1999           32924.36             5875.24           5615.77           7167.44         5045.36           5478.35
 6/30/1999           34746.59             6139.79           5837.47           6964.64         5251.62           6023.76
 7/31/1999           33666.37             5698.87           5499.30           6820.55         4984.37           5658.36
 8/31/1999           33499.70             5853.19           5706.23           6799.20         5164.82           6060.66
 9/30/1999           32582.47             7308.22           6946.78           7978.65         6306.60           7223.47
10/31/1999           34643.43             6701.96           6242.98           7981.32         5683.63           6259.56
11/30/1999           35347.63             6426.38           6088.68           7774.52         5527.67           6033.66
12/31/1999           37426.63             6591.73           6222.01           7745.16         5617.70           6117.36
 1/31/2000           35546.44             5930.35           5590.05           7559.71         5062.16           5398.25
 2/29/2000           34874.27             5974.44           5566.61           7835.89         5054.37           5378.45
 3/31/2000           38283.77             5643.75           5280.61           7384.92         4773.49           5085.05
 4/30/2000           37132.38             5302.04           4949.50           7339.56         4517.55           4927.55
 5/31/2000           36371.16             5368.18           5021.51           7264.84         4575.97           5065.25
 6/30/2000           37266.93             5776.03           5291.66           7689.13         4831.85           5202.95
 7/31/2000           36684.81             5357.16           4908.69           7384.92         4496.54           4576.55
 8/31/2000           38962.18             5742.96           5278.65           7391.59         4793.39           4710.65
 9/30/2000           36905.76             5324.09           4929.25           7302.20         4468.26           4492.84
10/31/2000           36748.96             4817.03           4500.15           7058.04         4071.03           3948.34
11/30/2000           33854.04             5103.63           4716.54           7180.79         4247.61           4237.24
12/31/2000           34020.13             5604.50           5141.22           7323.55         4643.39           4626.95
 1/31/2001           35226.40             5526.97           5145.60           7058.04         4637.43           4397.44
 2/28/2001           32016.46             5770.64           5362.43           7116.74         4827.77           4725.95
 3/31/2001           29989.33             5294.37           4865.49           6876.58         4387.16           4281.34
 4/30/2001           32317.96             6158.31           5578.81           7022.01         5036.76           4961.75
 5/31/2001           32534.77             6468.44           5827.75           7138.09         5268.73           5141.75
 6/30/2001           31743.20             6689.96           5828.36           7220.81         5303.43           4792.55
 7/31/2001           31430.60             6313.37           5509.94           7095.40         5021.20           4775.45
 8/31/2001           29464.96             6734.26           5793.60           7284.86         5306.84           5090.45
 9/30/2001           27085.79             7033.32           5973.60           7821.21         5480.29           5201.15
10/31/2001           27602.58             6889.33           5824.86           7438.29         5365.83           4907.75
11/30/2001           29719.35             6944.71           5826.42           7351.57         5367.59           4731.35
12/31/2001           29979.86             7340.12           6118.48           7378.25         5629.71           4898.75
 1/31/2002           29542.60             8310.63           6809.14           7533.02         6266.62           5519.76
 2/28/2002           28972.74             9247.66           7498.53           7921.28         6899.53           5864.46
 3/31/2002           30062.50            10195.86           8241.76           8042.70         7566.59           6380.16
 4/30/2002           28240.69            10809.39           8768.42           8224.15         8020.76           6656.47
 5/31/2002           28033.36            13062.74          10538.71           8715.14         9507.45           7581.68
 6/30/2002           26037.24            11289.07           9177.57           8499.00         8344.50           6431.46
 7/31/2002           24008.12             9370.37           7523.58           8129.42         6917.51           5448.65
 8/31/2002           24165.29            11021.34           8744.15           8346.90         8033.48           6251.46
 9/30/2002           21541.63            11043.65           8817.01           8637.76         8098.55           6276.66
10/31/2002           23435.56            10140.08           8043.96           8456.30         7423.72           5709.66
11/30/2002           24813.61            10184.70           8089.76           8513.68         7436.34           5704.26
12/31/2002           23356.61            11846.83           9889.32           9264.84         9049.02           6908.47
 1/31/2003           22745.92            12170.33          10033.23           9806.54         9136.29           6930.07
 2/28/2003           22404.13            11222.13           9428.29           9271.51         8581.17           6479.16
 3/31/2003           22621.05            10608.60           8746.18           8935.29         7949.41           6022.86
 4/30/2003           24483.48            10642.06           8697.72           8985.99         7926.29           5877.06
 5/31/2003           25772.22            12395.41           9683.88           9643.76         8833.71           6611.47

                                  [END CHART]

                 DATA FROM 5/31/93 THROUGH 5/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Precious Metals and Minerals Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Gold Oriented Funds Average, an average performance level of all gold-oriented funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o  London Gold, a traditional gold bullion price.

                 o The Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Gold Oriented Funds category.

                 o The Philadelphia Gold & Silver Index, typically referred to as the XAU, which represents nine holdings in the gold and silver sector.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARK JOHNSON]        Mark Johnson, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Precious Metals and Minerals Fund had a total return of -5.11% for the year ended May 31, 2003. This compares to a return of -7.09% for the Lipper Gold Fund Index and -8.07% for the S&P 500 Index. While we outperformed our peer group, we were disappointed in our absolute performance given that the spot price of gold rose 11.6%, from $326.45 at the beginning of the reporting year to $364.45 at the end of the reporting year. In our opinion, gold mining company valuations, when compared to the

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF MAY 31, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF MAY 31, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA PRECIOUS METALS AND MINERALS FUND IN LIPPER'S GOLD ORIENTED FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 32 FUNDS, FOR 5 YEARS AMONG 28 FUNDS, AND FOR 10 YEARS AMONG 16 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 30 FUNDS, FOR 5 YEARS AMONG 28 FUNDS, AND FOR 10 YEARS AMONG 15 FUNDS FOR CONSISTENT RETURN. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 underlying gold commodity price, went from richly valued to undervalued over the course of the reporting year.

                  [LOGO OF LIPPER LEADER]            [LOGO OF LIPPER LEADER]
                       TOTAL RETURN                     CONSISTENT RETURN

                 Lipper named the Fund a Lipper Leader for total return and consistent return within the Lipper Gold Oriented Funds category for the three-year period ending May 31, 2003.

                                           * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE SPECIALTY - PRECIOUS METALS
                    CATEGORY (32 FUNDS IN CATEGORY) FOR THE PERIOD ENDING
                                          MAY 31, 2003.

WHAT WAS BEHIND THE RISING PRICE OF GOLD?

                 The major factor was weakness in the U.S. dollar - the currency dropped 6.3% on a trade-weighted basis over the reporting year. Additionally, due to low interest rates, gold companies continued to remove hedges that protect them from future price declines.

                 FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA PRECIOUS METALS AND MINERALS FUND WAS RATED AGAINST THE FOLLOWING NUMBER OF SPECIALTY - PRECIOUS METALS FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 5/31/03: 32 FUNDS IN THE LAST THREE YEARS, 28 FUNDS IN THE LAST FIVE YEARS, AND 16 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THE SPECIALTY - PRECIOUS METALS FUNDS, THE USAA PRECIOUS METALS AND MINERALS FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR EACH OF THE THREE-, FIVE-, AND 10-YEAR PERIODS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WAS GOLD THE BENEFICIARY OF GEOPOLITICAL TURMOIL?

                 In our opinion, the turmoil added to volatility, but not necessarily to price.

DID YOU MAKE ANY ADJUSTMENTS TO THE FUND'S ALLOCATION TO GOLD AND OTHER PRECIOUS METALS AND MINERALS?

                 We increased the allocation to gold stocks in December to above 80% to improve the Fund's leverage to gold prices. At the end of the reporting year, the Fund had 81.3% of its net assets in gold, 10.5% in platinum, 4.5% in diamonds, and 2.9% in base metals.

WHAT'S YOUR OUTLOOK GOING FORWARD?

                 Low absolute interest rates and a weak dollar bode well for gold in the short term, as do the ongoing reduction of the use of hedges by producers and the attractive valuations of gold companies relative to the price of gold. While the general trend toward lower inflation is negative for gold prices, a weak stock market generally means higher gold prices, which is why we believe the Fund remains such a good diversification tool. But it's difficult to predict these factors over the short term. Longer term, several positive trends remain in place, including industry consolidation, declining mine supply, and the fact that central banks have become more systematic in their selling, thereby reducing price disruptions.

                 We continue to be proud of the performance of the Fund, which has a four-star Overall Morningstar Rating(TM) and ranks in the top 15% of its Lipper category for the three- and five-year time periods. We thank you, the Fund's shareholders, for your ongoing support, and pledge to continue to work diligently on your behalf.

                 LIPPER INC. RANKED THE USAA PRECIOUS METALS AND MINERALS FUND 14 OUT OF 41, 4 OUT OF 32, 2 OUT OF 28, AND 3 OUT OF 16 GOLD ORIENTED FUNDS FOR THE ONE-, THREE-, FIVE-, AND 10-YEAR TIME PERIODS ENDING MAY 31, 2003, RESPECTIVELY. LIPPER RANKINGS ARE BASED ON TOTAL RETURN.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                      TOP 10 EQUITY HOLDINGS
                         (% of Net Assets)

Freeport-McMoRan Copper & Gold, Inc. "B"                    6.6%

Newcrest Mining Ltd.                                        6.3%

Barrick Gold Corp.                                          5.3%

Impala Platinum Holdings Ltd.                               5.1%

Agnico-Eagle Mines Ltd.                                     4.9%

Compania de Minas Buenaventura S.A. ADR                     4.7%

Aber Diamond Corp.                                          4.5%

Lihir Gold Ltd.                                             4.4%

Anglo American Platinum Corp.                               4.3%

Glamis Gold Ltd.                                            4.3%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13 AND 14.

12

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA PRECIOUS METALS AND MINERALS FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Precious Metals and Minerals Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Precious Metals and Minerals Fund at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 11, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES     SECURITY                                                                         (000)
-----------------------------------------------------------------------------------------------------
               COMMON STOCKS, RIGHTS, AND WARRANTS (99.2%)

               GOLD (81.3%)

               AFRICAN GOLD COMPANIES (7.7%)
   190,000     AngloGold Ltd. ADR                                                            $  5,533
   250,000     Ashanti Goldfields Co. Ltd. GDR *                                                1,900
   410,000     Gold Fields Ltd. ADR                                                             4,666
                                                                                             --------
                                                                                               12,099
                                                                                             --------
               AUSTRALIAN GOLD COMPANIES (13.9%)
   950,000     Kingsgate Consolidated Ltd.                                                      1,920
 7,500,000     Lihir Gold Ltd.*                                                                 6,797
 2,000,000     Newcrest Mining Ltd.                                                             9,844
   600,000     Sino Gold Ltd.*                                                                    755
 1,700,000     Sons of Gwalia Ltd.                                                              2,394
                                                                                             --------
                                                                                               21,710
                                                                                             --------
               EUROPEAN GOLD COMPANIES (3.8%)
   900,000     Kenor ASA *                                                                        699
   300,000     Randgold Resources Ltd. ADR *                                                    5,244
                                                                                             --------
                                                                                                5,943
                                                                                             --------
               NORTH AMERICAN GOLD COMPANIES (51.2%)
   690,000     Agnico-Eagle Mines Ltd.                                                          7,687
   700,000     Ariane Gold Corp.*                                                                 281
   470,000     Barrick Gold Corp.                                                               8,216
   500,000     Bolivar Gold Corp. Special Warrants (acquired 03/06/2003; cost $255) *(a,b)        292
   200,000     Chesapeake Gold Corp.*                                                             394
   450,000     Cumberland Resources Ltd.*                                                         821
   470,000     Freeport-McMoRan Copper & Gold, Inc. "B"                                        10,316
   600,000     Glamis Gold Ltd.*                                                                6,750
   160,000     Glamis Gold Ltd. Rights (acquired 07/17/2002; cost $0) *(a)                          -
   500,000     Goldcorp, Inc.                                                                   5,865
 1,600,000     Golden Star Resources Ltd.*                                                      3,280
   137,500     Golden Star Resources Ltd. Warrants *                                               61
 1,300,000     Hecla Mining Co.*                                                                5,382
10,000,000     McWatters Mining, Inc.*                                                          1,313
   560,000     Meridian Gold, Inc.*                                                             6,580
   500,000     Metallic Ventures, Inc.*                                                         1,277
   250,000     Nevsun Resources Ltd.*                                                             551
   450,000     Nevsun Resources Ltd. (acquired 02/12/2003; cost $912) *(a,b)                      917
   200,000     Newmont Mining Corp.                                                             5,932
 2,000,000     Northgate Exploration Ltd.*                                                      1,984

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

                                                                                               MARKET
    NUMBER                                                                                      VALUE
 OF SHARES     SECURITY                                                                         (000)
-----------------------------------------------------------------------------------------------------
   300,000     Northgate Exploration Ltd. Warrants *                                         $     84
   550,000     Placer Dome, Inc.                                                                6,011
   300,000     QGX Ltd.*                                                                          219
 5,000,000     Wheaton River Minerals Ltd.*                                                     5,290
   500,000     Wheaton River Minerals Ltd. Warrants *                                             197
   500,000     Wheaton River Minerals Ltd. Warrants *                                             197
                                                                                             --------
                                                                                               79,897
                                                                                             --------
               SOUTH AMERICAN GOLD COMPANIES (4.7%)
   250,000     Compania de Minas Buenaventura S.A. ADR                                          7,362
                                                                                             --------
               Total gold (cost: $102,354)                                                    127,011
                                                                                             --------

               DIAMONDS (4.5%)

   350,000     Aber Diamond Corp.* (cost: $4,705)                                               7,086
                                                                                             --------

               PLATINUM GROUP METALS (10.5%)

   200,000     Anglo American Platinum Corp.                                                    6,783
   130,000     Impala Platinum Holdings Ltd.                                                    7,943
   400,000     SouthernEra Resources Ltd.*                                                      1,678
                                                                                             --------
               Total platinum group metals (cost: $12,668)                                     16,404
                                                                                             --------

               BASE METALS (2.9%)

   400,000     FNX Mining Co., Inc.*                                                            1,853
   700,000     Ivanhoe Mines Ltd.*                                                              1,609
10,000,000     Northern Orion Explorations Ltd. Special Warrants
                (acquired 05/16/2003; cost $950) *(a,b)                                           985
                                                                                             --------
               Total base metals (cost: $3,829)                                                 4,447
                                                                                             --------
               Total common stocks, rights, and warrants (cost: $123,556)                     154,948
                                                                                             --------

 PRINCIPAL                                                                                     MARKET
    AMOUNT                                                                                      VALUE
     (000)     SECURITY                                                                         (000)
-----------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENT (0.4%)

      $649     UBS Finance, Inc., Commercial Paper, 1.35%,
                 6/02/2003 (cost: $649)                                                           649
                                                                                             --------

               TOTAL INVESTMENTS (COST: $124,205)                                            $155,597
                                                                                             ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

          GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Illiquid security determined and valued using methods determined by USAA Investment Management Company (the Manager) under liquidity guidelines and valuation procedures approved by the Board of Trustees. The aggregate market value of these securities at May 31, 2003, was $2,194,000, which represented 1.40% of the Fund's net assets.

          (b) Restricted security purchased as a Regulation D private placement. The common shares are not salable until after the approval of the prospectus. After approval, the shares will be salable under Rule 144A and therefore no longer illiquid.

          *   Non-income-producing security for the year ended May 31, 2003.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $124,205)    $155,597
   Cash                                                                              87
   Cash denominated in foreign currencies (identified cost of $390)                 359
   Receivables:
      Capital shares sold                                                            58
      Dividends and interest                                                         55
      Securities sold                                                               686
                                                                               --------
         Total assets                                                           156,842
                                                                               --------

LIABILITIES

   Capital shares redeemed                                                          423
   USAA Investment Management Company                                               109
   USAA Transfer Agency Company                                                      33
   Accounts payable and accrued expenses                                             85
                                                                               --------
         Total liabilities                                                          650
                                                                               --------
            Net assets applicable to capital shares outstanding                $156,192
                                                                               ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $142,478
   Accumulated undistributed net investment loss                                 (3,474)
   Accumulated net realized loss on investments                                 (14,173)
   Net unrealized appreciation of investments                                    31,392
   Net unrealized depreciation on foreign currency translations                     (31)
                                                                               --------
            Net assets applicable to capital shares outstanding                $156,192
                                                                               ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               14,598
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  10.70
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

   Income:
      Dividends (net of foreign taxes withheld of $59)                         $  2,166
      Interest                                                                       52
                                                                               --------
         Total income                                                             2,218
                                                                               --------
   Expenses:
      Management fees                                                             1,048
      Administrative and servicing fees                                             198
      Transfer agent's fees                                                         412
      Custodian's fees                                                               95
      Postage                                                                        26
      Shareholder reporting fees                                                     56
      Trustees' fees                                                                  8
      Registration fees                                                              50
      Professional fees                                                              54
      Other                                                                           2
                                                                               --------
         Total expenses                                                           1,949
      Expenses paid indirectly                                                       (2)
                                                                               --------
         Net expenses                                                             1,947
                                                                               --------
            Net investment income                                                   271
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY

   Net realized gain on:
      Investments                                                                14,673
      Foreign currency transactions                                                  52
   Change in net unrealized appreciation/depreciation of:
      Investments                                                               (23,727)
      Foreign currency translations                                                 (31)
                                                                               --------
            Net realized and unrealized loss                                     (9,033)
                                                                               --------
Decrease in net assets resulting from operations                               $ (8,762)
                                                                               ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA PRECIOUS METALS AND MINERALS FUND
YEARS ENDED MAY 31,

                                                                     2003           2002
                                                                ------------------------
FROM OPERATIONS

   Net investment income (loss)                                 $     271       $   (140)
   Net realized gain on investments                                14,673          8,780
   Net realized gain on foreign currency transactions                  52              3
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 (23,727)        62,268
      Foreign currency translations                                   (31)             -
                                                                ------------------------
      Increase (decrease) in net assets resulting
         from operations                                           (8,762)        70,911
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (5,007)          (554)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      120,845         80,937
   Reinvested dividends                                             4,675            532
   Cost of shares redeemed                                       (105,238)       (72,606)
                                                                ------------------------
      Increase in net assets from capital
         share transactions                                        20,282          8,863
                                                                ------------------------
Net increase in net assets                                          6,513         79,220

NET ASSETS

   Beginning of period                                            149,679         70,459
                                                                ------------------------
   End of period                                                $ 156,192       $149,679
                                                                ========================
Accumulated undistributed net investment income (loss):
   End of period                                                $  (3,474)      $  5,007
                                                                ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                     11,886         10,211
   Shares issued for dividends reinvested                             470             82
   Shares redeemed                                                (10,538)        (9,587)
                                                                ------------------------
      Increase in shares outstanding                                1,818            706
                                                                ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Precious Metals and Minerals Fund (the Fund). The Fund's primary investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation. Current income is a secondary objective. The Fund concentrates its investments in equity securities of domestic and foreign companies engaged in the exploration, mining, or processing of gold and other precious metals and minerals, such as platinum, silver, and diamonds. As such, the Fund may be exposed to more risk than portfolios with a broader industry diversification.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                 2. Over-the-counter securities are generally priced using the
                    Nasdaq Official Closing Price (NOCP) or, if not available, the average of the bid and asked prices.

                 3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

                 4. Securities that cannot be valued by the methods set forth above and all other assets are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                 2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                 Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

                 realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

                 Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              E. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

          is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment loss by $3,745,000, and decrease

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

          accumulated net realized loss on investments by $3,745,000. This reclassification has no effect on net assets.

          The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                                   2003            2002
                                             --------------------------
          Ordinary income*                   $5,007,000        $554,000

          * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

          For the fiscal year ended May 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

          As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                             $ 1,057,000

          Accumulated capital and other losses                       (9,041,000)

          Unrealized appreciation of investments                     21,729,000

          Unrealized depreciation on foreign currency translations      (31,000)


          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2003, the Fund had a current post-October deferred currency loss of $12,000 and capital loss carryovers of $9,029,000 for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2008 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2003, were $58,782,000 and $40,848,000, respectively.

          The cost of securities at May 31, 2003, for federal income tax purposes, was $133,868,000.

          Gross unrealized appreciation and depreciation of investments as of May 31, 2003, for federal income tax purposes, were $29,487,000 and $7,758,000, respectively, resulting in net unrealized appreciation of $21,729,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          At May 31, 2003, the terms of open foreign currency contracts were as follows (in thousands):

                           FOREIGN CURRENCY CONTRACTS TO SELL
----------------------------------------------------------------------------------------
                                                   IN
               CONTRACTS         U.S. DOLLAR    EXCHANGE
EXCHANGE          TO             VALUE AS OF    FOR U.S.     UNREALIZED      UNREALIZED
  DATE          RECEIVE            5/31/03       DOLLAR     APPRECIATION    DEPRECIATION
----------------------------------------------------------------------------------------
06/04/03          157                $103         $103          $ -             $ -
            Australian Dollar

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended May 31, 2003.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Gold Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Gold
                 Oriented Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended May 31, 2003, the performance period consisted of the previous 22-month period. A new month is added to the performance period each

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

                 month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------
+/- 1.00% to 4.00%                 +/- 0.04%

+/- 4.01% to 7.00%                 +/- 0.05%

+/- 7.01% and greater              +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                 For the year ended May 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,048,000, which included a performance adjustment of $56,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $198,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $412,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

          During the year ended May 31, 2003, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following USAA funds at the then current market price with no brokerage commissions incurred:

                                                                              NET REALIZED
                                                                  COST TO         GAIN
                 SELLER                    PURCHASER             PURCHASER      TO SELLER
          ---------------------------------------------------------------------------------
          USAA Precious Metals and    USAA Cornerstone           $6,126,000      $3,814,000
             Minerals Fund               Strategy Fund

          USAA Cornerstone            USAA Precious Metals and    4,525,000         135,000
             Strategy Fund               Minerals Fund

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED MAY 31,
                                                    ----------------------------------------------------------------
                                                        2003           2002          2001         2000          1999
                                                    ----------------------------------------------------------------
Net asset value at
   beginning of period                              $  11.71       $   5.84       $  4.87      $  5.33       $  5.87
                                                    ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                          .02(a)        (.01)(a)       .01(a)      (.02)(a)      (.01)(a)
   Net realized and unrealized gain (loss)              (.65)(a)       5.93(a)        .98(a)      (.44)(a)      (.53)(a)
                                                    ----------------------------------------------------------------
Total from investment operations                        (.63)(a)       5.92(a)        .99(a)      (.46)(a)      (.54)(a)
Less distributions:
   From net investment income                           (.38)          (.05)         (.02)          -              -
                                                    ----------------------------------------------------------------
Net asset value at end of period                    $  10.70       $  11.71       $  5.84      $  4.87       $  5.33
                                                    ================================================================
Total return (%) *                                     (5.11)        101.95         20.50        (8.63)        (9.20)
Net assets at end of period (000)                   $156,192       $149,679       $70,459      $71,484       $82,491
Ratio of expenses to average net assets (%) **          1.47(b)        1.56          1.68         1.58          1.52
Ratio of net investment income (loss) to average
   net assets (%) **                                     .20           (.16)          .17         (.41)         (.13)
Portfolio turnover (%)                                 31.39          40.61         52.74        27.60         33.48

 * Assumes reinvestment of all dividend income distributions during the period. ** For the year ended May 31, 2003, average net assets were $132,375,000.
(a) Calculated using average shares. For the year ended May 31, 2003, average shares were 13,309,000.
(b) Reflects total expenses excluding any fee-offset arrangements, which had no impact on this ratio.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA PRECIOUS METALS AND MINERALS FUND
MAY 31, 2003

(11) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 15, 1984. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

30

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                    Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

36

 N O T E S
==========----------------------------------------------------------------------

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           _____________________________________________________________________

           _____________________________________________________________________

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           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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23407-0703                                   (C)2003, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.